Restricted Stock Plan (Tables)	12 Months Ended
Sep. 30, 2016
Restricted Stock Plan [Abstract]
Summary Of Pre-Tax Compensation Expense

	Year Ended September 30,
	2016	2015	2014
Performance based, restricted stock	$390,655	$480,159	$287,789
Non-performance based, restricted stock	390,824	414,968	371,531
Total compensation expense	$781,479	$895,127	$659,320

Summary Of Unrecognized Compensation Cost
	Unrecognized Compensation Cost	Weighted Average Period (in years)
Performance based, restricted stock	$207,856	1.69
Non-performance based, restricted stock	304,409	1.52
Total	$512,265

Summary Of Status Of Unvested Shares Of Restricted Stock Awards

	Performance Based Unvested Restricted Shares	Weighted Average Grant-Date Fair Value	Non- Performance Based Unvested Restricted Shares	Weighted Average Grant-Date Fair Value
Unvested shares as of September 30, 2013	93,190	$8.82	59,768	$14.53

Granted	36,558	8.07	20,022	20.47
Vested	(720)	9.77	(23,437)	17.21
Forfeited	(16,844)	9.77	-	-
Unvested shares as of September 30, 2014	112,184	$8.42	56,353	$15.52

Granted	35,485	12.18	22,028	19.25
Vested	(10,209)	9.73	(38,415)	16.58
Forfeited	(25,209)	9.73	-	-
Unvested shares as of September 30, 2015	112,251	$9.20	39,966	$16.56

Granted	40,446	9.32	26,478	16.37
Vested	(10,197)	7.59	(23,433)	16.91
Forfeited	(28,083)	7.59	-	-
Unvested shares as of September 30, 2016	114,417	$9.79	43,011	$16.25